Amount Due From/To Related Parties	6 Months Ended
Jun. 30, 2024
Amount Due from/to Related Parties [Abstract]
AMOUNT DUE FROM/TO RELATED PARTIES
18	AMOUNT DUE FROM/TO RELATED PARTIES

Related parties represent associated companies, shareholders, directors and key management personnel of the Group, and entities controlled, jointly controlled or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Group’s management.

18.1	Related party balances

Due from related parties:

	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	USD	USD
(a) Affiliated companies:
Du – UAE	352,996	69,517
Mobily – KSA	70,343	203,962
	423,339	273,479

(b) Due from related parties:
Maher Khawkhaji (General manager of Spotlight Recreational Services LLC)	56,746	73,482
Gulf DTH FZ LLC	876,984	-
	933,730	73,482
	1,357,069	346,961

Due to shareholders and related parties

	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	USD	USD
(a) Due to shareholders
Edgard Maroun	371,426	606,816
Elias Habib	262,149	490,681
	633,575	1,097,497

(b) Due to related parties:
Gulf DTH FZ LLC	12,209,271	-
	12,209,271	-
	12,842,846	1,097,497

The above balances are interest free and have no fixed repayment terms.

The amounts due to Gulf DTH LLC represent recharges for video content, shared employees cost and rent recharged to Anghami.

18.2	Related party transactions

Significant transactions with related parties included in the condensed interim consolidated statement of comprehensive income are as follows:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD

Revenues from Du and Mobily	785,384	538,509
Fees paid to Du and Mobily (cost of revenue)	(147,697)	(125,788)

Du and Mobily utilize their network to facilitate subscription payments for the Group’s users.

18.3	Compensation of key management personnel of the Group

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD

Short term employee benefits	640,637	694,969
Post-employment pension and medical benefits	23,071	29,287
Termination benefits	-	6,513
Total compensation of key management personnel of the Group	663,708	730,769